Borrowings (Details)	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings				£ 511,232,000		£ 495,768,000
Non-current borrowings				505,779,000		486,694,000	£ 497,630,000
Current borrowings				5,453,000		9,074,000	£ 5,724,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				330,757,000		318,347,000
Non-current borrowings				330,757,000		318,347,000
Unamortized issue costs on borrowings				3,414,000		3,770,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings				175,022,000		168,347,000
Non-current borrowings				175,022,000		168,347,000
Unamortized issue costs on borrowings				1,894,000		2,185,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings						3,750,000
Accrued interest on senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				5,453,000		£ 5,324,000
Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Undrawn committed revolving borrowings facility				125,000,000
Incremental borrowings				£ 25,000,000
Amount drawn down from borrowing facilities	£ 0	£ 0
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate			3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Floating interest rate | Secured bank loan
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR
Adjustment to interest rate basis			1.00%	1.00%
Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR or EURIBOR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Minimum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%
Maximum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%